CECL (Details 9) SFr in Millions	Jun. 30, 2020 CHF (SFr)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, total	SFr 1,126
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, total	SFr 1,126